Shareholder Report, Average Annual Return (Details)	3 Months Ended	12 Months Ended	54 Months Ended	60 Months Ended		69 Months Ended	87 Months Ended	114 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		4.75%		17.16%					8.97%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		10.81%		18.73%					9.83%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		3.87%		15.69%					8.35%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		9.89%		17.23%					9.21%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		9.98%		17.34%		11.10%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		(4.30%)		18.99%					5.39%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		1.21%		20.52%					6.19%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		1.33%		20.69%		11.71%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		(4.26%)		17.29%					6.30%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		(0.63%)		17.68%					6.08%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		1.25%		18.79%					7.11%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		1.35%		18.97%		11.13%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		(4.55%)		13.44%					6.93%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		1.01%		14.91%					7.78%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		1.06%		14.96%		8.41%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		9.66%		17.46%					7.89%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		16.00%		19.05%					8.74%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		26.60%		19.81%				9.16%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		19.82%		16.08%	16.08%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		7.35%		18.81%					9.83%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		11.50%		19.24%					9.62%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		13.58%		20.41%					10.70%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		13.70%		20.51%		13.95%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		4.58%		5.65%					3.78%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		8.82%		6.69%					4.45%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		8.94%		6.80%			4.26%
Hotchkis & Wiley SMID Cap Diversified Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMID Cap Diversified Value Fund - NAV Return
Average Annual Return, Percent	2.11%
HW Opportunities MP Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		4.26%	13.76%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		10.55%		18.43%					9.55%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		9.62%		16.95%					8.94%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		1.01%		20.29%					5.96%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		1.04%		18.56%					6.87%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		0.28%		17.68%					6.08%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		0.75%		14.66%					7.50%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		15.70%		18.74%					8.47%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		13.31%		20.10%					10.42%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		12.50%		19.24%					9.62%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		8.63%		6.45%					4.18%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%		15.96%					12.96%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		13.70%		13.93%					9.19%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		15.66%		16.30%					13.35%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%		15.96%					12.96%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		13.70%		13.93%					9.19%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		15.66%		16.30%					13.35%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%		15.96%					12.96%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		13.70%		13.93%					9.19%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		15.66%		16.30%					13.35%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%		15.96%					12.96%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		13.70%		13.93%					9.19%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		15.66%		16.30%					13.35%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%		15.96%		14.77%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		13.70%		13.93%		9.96%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		15.66%		16.30%		15.19%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%		15.96%					12.96%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Average Annual Return, Percent		11.53%		13.71%					8.39%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index
Average Annual Return, Percent		15.21%		13.11%					9.89%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%		15.96%					12.96%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Average Annual Return, Percent		11.53%		13.71%					8.39%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index
Average Annual Return, Percent		15.21%		13.11%					9.89%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%		15.96%		14.77%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Average Annual Return, Percent		11.53%		13.71%		9.17%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index
Average Annual Return, Percent		15.21%		13.11%		10.78%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%		15.96%					12.96%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		5.54%		12.47%					6.72%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		7.68%		10.04%					7.12%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%		15.96%					12.96%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		5.54%		12.47%					6.72%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		7.68%		10.04%					7.12%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%		15.96%					12.96%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		5.54%		12.47%					6.72%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		7.68%		10.04%					7.12%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%		15.96%		14.77%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		5.54%		12.47%		7.23%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		7.68%		10.04%		7.84%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%		15.96%					12.96%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		5.54%		12.47%					6.72%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		7.68%		10.04%					7.12%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%		15.96%					12.96%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		5.54%		12.47%					6.72%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		7.68%		10.04%					7.12%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%		15.96%		14.77%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		5.54%		12.47%		7.23%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		7.68%		10.04%		7.84%
MSCI World Index (Net) USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net) USD
Average Annual Return, Percent		16.26%		14.55%					10.66%
MSCI World Index (Net) USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net) USD
Average Annual Return, Percent		16.26%		14.55%					10.66%
MSCI World Index (Net) USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net) USD
Average Annual Return, Percent		16.26%		14.55%				11.66%
MSCI World ex-USA Index (Net) USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex-USA Index (Net) USD
Average Annual Return, Percent		18.70%		11.51%				7.85%
MSCI World Index (Net) USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net) USD
Average Annual Return, Percent		16.26%		14.55%	14.55%
MSCI World ex-USA Small Cap Index (Net) USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex-USA Small Cap Index (Net) USD
Average Annual Return, Percent		22.92%		9.82%	9.82%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%		15.96%					12.96%
Russell 3000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Value Index
Average Annual Return, Percent		13.30%		13.87%					9.04%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%		15.96%					12.96%
Russell 3000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Value Index
Average Annual Return, Percent		13.30%		13.87%					9.04%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%		15.96%					12.96%
Russell 3000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Value Index
Average Annual Return, Percent		13.30%		13.87%					9.04%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%		15.96%		14.77%
Russell 3000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Value Index
Average Annual Return, Percent		13.30%		13.87%		9.82%
ICE BofA U.S. Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Corporate Bond Index
Average Annual Return, Percent		7.03%		0.36%					2.99%
ICE BofA BB-B U.S. High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA BB-B U.S. High Yield Constrained Index
Average Annual Return, Percent		9.15%		5.41%					5.09%
ICE BofA U.S. Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Corporate Bond Index
Average Annual Return, Percent		7.03%		0.36%					2.99%
ICE BofA BB-B U.S. High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA BB-B U.S. High Yield Constrained Index
Average Annual Return, Percent		9.15%		5.41%					5.09%
ICE BofA U.S. Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Corporate Bond Index
Average Annual Return, Percent		7.03%		0.36%			2.77%
ICE BofA BB-B U.S. High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA BB-B U.S. High Yield Constrained Index
Average Annual Return, Percent		9.15%		5.41%			5.06%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	11.50%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Value Index
Average Annual Return, Percent	7.50%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Average Annual Return, Percent	8.49%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%	12.32%
Russell 3000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Value Index
Average Annual Return, Percent		13.30%	10.54%